Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2018 Bcf MMBbls	Dec. 31, 2017 Bcf MMBbls	Dec. 31, 2016 Bcf MMBbls
Crude Oil Reserves [member]
Proved developed and un-developed reserves:
Proved developed reserves | MMBbls	3,488	4,166	4,886
Proved undeveloped reserves | MMBbls	2,198	2,261	2,333
Total proved reserves | MMBbls	5,787
Dry gas reserve [member]
Proved developed and un-developed reserves:
Proved developed reserves | Bcf	3,380	4,026	4,513
Proved undeveloped reserves | Bcf	2,990	2,567	2,471
Total proved reserves | Bcf	6,370